VUF-Q1

Quarterly Report
March 31, 2026
MFS®  Utilities Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Energy - Renewables – 2.3%
EDP Renovaveis S.A.	1,518,762	$24,302,005
Orsted A/S (a)	195,235	4,780,050
		$29,082,055
Utilities – 96.4%
Alliant Energy Corp.	484,474	$34,765,854
Ameren Corp.	435,065	47,822,345
American Electric Power Co., Inc.	428,968	56,229,125
Atmos Energy Corp.	121,837	22,505,731
CenterPoint Energy, Inc.	230,112	9,931,634
Constellation Energy	281,587	78,633,170
Dominion Energy, Inc.	757,447	46,825,374
DTE Energy Co.	346,666	50,689,503
E.ON SE	424,848	9,285,809
Edison International	633,051	46,326,672
Enel S.p.A.	1,245,890	13,563,834
Energias de Portugal S.A.	2,342,850	12,403,843
Entergy Corp.	259,837	29,195,285
Eversource Energy	227,873	15,787,041
National Grid PLC	970,676	16,364,572
NextEra Energy, Inc.	1,714,869	159,277,033
NiSource, Inc.	554,283	25,862,845
OGE Energy Corp.	407,096	19,524,324
PG&E Corp.	4,244,449	74,574,969
Pinnacle West Capital Corp.	297,342	29,957,207
PPL Corp.	1,124,566	42,958,421
Public Service Enterprise Group, Inc.	495,090	40,077,536
RWE AG	479,573	31,941,370
Sempra	661,447	64,272,805
Southern Co.	491,644	47,453,479
Spire, Inc.	69,269	6,271,615
SSE PLC	777,027	26,826,116
United Utilities Group PLC	824,038	14,406,147
Vistra Corp.	298,813	44,920,558
WEC Energy Group, Inc.	167,376	19,377,120
Xcel Energy, Inc.	817,056	64,906,929
		$1,202,938,266
Utilities - Water – 0.5%
Veolia Environnement S.A.	166,592	$6,363,854
Total Common Stocks		$1,238,384,175
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.71% (v)	4,922,011	$4,922,011

Other Assets, Less Liabilities – 0.4%		4,515,227
Net Assets – 100.0%		$1,247,821,413

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,922,011 and
$1,238,384,175, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 3/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	61,031,594	EUR	52,174,235	HSBC Bank	4/17/2026	$683,235
USD	5,402,221	EUR	4,592,112	State Street Corp.	4/17/2026	90,665
USD	38,498,671	GBP	28,614,181	HSBC Bank	4/17/2026	625,829
USD	4,414,966	GBP	3,227,096	Merrill Lynch International	4/17/2026	143,683
						$1,543,412
Liability Derivatives
EUR	1,694,644	USD	2,008,741	Merrill Lynch International	4/17/2026	$(48,598)
EUR	1,722,202	USD	2,051,573	Morgan Stanley Capital Services LLC	4/17/2026	(59,553)
EUR	3,279,163	USD	3,911,097	UBS AG	4/17/2026	(118,188)
GBP	3,297,778	USD	4,502,949	State Street Corp.	4/17/2026	(138,113)
GBP	879,325	USD	1,204,932	UBS AG	4/17/2026	(41,085)
USD	5,462,524	EUR	4,745,552	State Street Corp.	4/17/2026	(26,513)
						$(432,050)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,078,146,575	$—	$—	$1,078,146,575
United Kingdom	—	57,596,835	—	57,596,835
Germany	—	41,227,179	—	41,227,179
Portugal	—	36,705,848	—	36,705,848
Italy	—	13,563,834	—	13,563,834
France	—	6,363,854	—	6,363,854
Denmark	—	4,780,050	—	4,780,050
Investment Companies	4,922,011	—	—	4,922,011
Total	$1,083,068,586	$160,237,600	$—	$1,243,306,186
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,543,412	$—	$1,543,412
Forward Foreign Currency Exchange Contracts – Liabilities	—	(432,050)	—	(432,050)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,514,653	$26,716,238	$30,306,150	$(1,629)	$(1,101)	$4,922,011

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$108,545	$—